Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares

	Nine Months Ended
	September 30,
(in millions)	2014	2013
Net income	$279.1	$93.5

Weighted average shares for basic EPS	112.3	112.3
Dilutive potential shares from grants of RSUs, PRSUs and stock options(a)	0.5	0.5
Weighted average shares for diluted EPS	112.8	112.8

(a)	The potential impact of an aggregate 0.1 million granted RSUs, PRSUs and stock options for the nine months ended September 30, 2014, was antidilutive.